Long-Term Debt - Additional Information - Convertible Notes (Details)	Jan. 31, 2018 USD ($)	Jan. 26, 2018 USD ($) $ / shares	Dec. 31, 2018 $ / shares
Convertible Debt | Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Conversion rate		85.4701
Principal amount | $		$ 1,000
Conversion price (in dollars per share) | $ / shares		$ 11.70
Premium on concurrent common stock offering price (as a percentage)		20.00%
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Teekay Parent | Convertible Debt | Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Debt instrument, principal amount | $		$ 125,000,000
Debt interest rate		5.00%
Net proceeds of convertible debt | $	$ 104,600,000	$ 104,600,000
Debt term (in years)	5 years
Remaining amount of net proceeds allocation to conversion feature | $		$ 16,100,000
Common Stock | Convertible Debt | Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Quarterly dividend (in dollars per share) | $ / shares		$ 0.055
Common Stock | Teekay Parent
Debt Instrument [Line Items]
Sale of stock (in dollars per share) | $ / shares			$ 9.75